Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	34 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000262008
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverNorth Active Income ETF
Without Sales Load [Member] | C000244753
Average Annual Return [Line Items]
Average Annual Return, Percent		4.54%	8.04%
S&P Composite 1500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Total Return Index
Average Annual Return, Percent	11.03%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.71%		(0.40%)	1.35%
S&P Composite 1500 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Equal Weight Total Return Index
Average Annual Return, Percent		26.48%	17.45%
NPF Core Equity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	11.00%
RiverNorth Active Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		12.63%		7.11%	8.50%